Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense [Abstract]
Cash interest on debt facilities		$ (25)	$ (256)	$ (360)
Interest on SFL leases		(84)	(12)	0
Unwind of discount debt		0	(44)	(47)
Write off of discount on debt	$ (86)	0	(86)	0
Interest expense		$ (109)	$ (398)	$ (407)